Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
Disclosure of allowance for doubtful accounts [Table Text Block]
	March 31, 2024	March 31, 2023
Allowance for doubtful accounts, beginning of year	$139,370	$44,579
plus: new allowance recognized	1,459,243	139,370
less: allowance collected	(139,370)	(44,579)

Allowance for doubtful accounts, end of year	$1,459,243	$139,370